Other Non-Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Non-current Assets [Abstract]
OTHER NON-CURRENT ASSETS

8. OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	December 31,	June 30,
	2022	2023
Private clouds in construction	$13,629	$16,881
Prepayment for equipment	794	386
	$14,423	$17,267

Other non-current assets primarily consisted of externally purchased private clouds under construction, which are construction in progress and were not available for use as of December 31, 2022 and June 30, 2023.

8.	OTHER NON-CURRENT ASSETS

Other non-current assets, consisted of the following:

	December 31,
	2021	2022

Private clouds in construction	$21,893	13,629
IT systems in construction	1,634	-
Prepayment for equipment	858	794
	$24,385	14,423

Other non-current assets primarily consisted of externally purchased private clouds under construction, which are construction in progress and were not available for use as of December 31, 2021 and 2022.